EXPENSES BY NATURE - Summary of expenses by nature (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EXPENSES BY NATURE
Payroll and employee benefits	¥ 699,775	¥ 693,153
Cost of inventories	67,361	35,461
Depreciation and amortization	117,813	73,027
Professional services fee	41,079	73,656
Service fee from a related party	41,920	32,379
Outsourcing service fee	105,314	61,734
Utilities and property management fee	28,795	24,823
Listing expense relating to the Global Offering		29,068
Others	118,938	66,612
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,220,995	1,089,913
Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	541,977	445,452
Contributions to defined contribution retirement plan	38,588	28,179
Share-based compensation expenses	119,210	219,522
Employee benefits	699,775	693,153
Property and equipment
EXPENSES BY NATURE
Depreciation and amortization	88,708	45,372
Right-of-use assets
EXPENSES BY NATURE
Depreciation and amortization	26,759	25,417
Intangible assets
EXPENSES BY NATURE
Depreciation and amortization	¥ 2,346	¥ 2,238